Property, Plant and Equipment - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Disclosure Of Property Plant And Equipment [Line Items]
Impairment loss on property, plant and equipment	$ 0	$ 0	$ 299,000,000	$ 0
Property, plant and equipment subject to operating leases [member] | Bottom of Range [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Lease period	1 year	1 year
Property, plant and equipment subject to operating leases [member] | Top of Range [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Lease period	20 years	20 years
Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Impairment loss on property, plant and equipment	$ 0		$ 299,000,000	$ 0